BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 486 $ 461,081
Series 2018-4, Class MA, 3.50%, 03/25/58 540 515,022
976,103
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $1,039,274) .............................. 976,103
U.S. Government Sponsored Agency Securities
(b)
Collateralized Mortgage Obligations — 9.2%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 . 353 334,517
Series 3780, Class ZA, 4.00%, 12/15/40 . 1,326 1,260,049
Series 3960, Class PL, 4.00%, 11/15/41 . 900 862,633
Series 4161, Class BW, 2.50%, 02/15/43 . 500 424,977
Series 4325, Class ZX, 4.50%, 04/15/44 . 2,804 2,686,849
Series 4384, Class LB, 3.50%, 08/15/43 . 1,288 1,234,089
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 34 34,548
Series 2010-134, Class KZ, 4.50%, 12/25/40 67 61,082
Series 2010-141, Class LZ,
4.50%, 12/25/40
(c)
.............. 119 103,267
Series 2011-8, Class ZA, 4.00%, 02/25/41 790 752,131
Series 2011-131, Class LZ, 4.50%, 12/25/41 113 108,555
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 833,517
Series 2022-25, Class KL, 4.00%, 05/25/52 200 179,066
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
2.11%, 05/25/48
(a)
................ 1,250 1,099,972
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 2,931,198
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,096,668
Series 2016-123, Class LM,
3.00%, 09/20/46 ............... 400 333,074
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.30%, 05/20/39 144 143,371
Series 2014-107, Class WX,
6.73%, 07/20/39 ............... 607 631,806
Series 2015-55, Class A, 5.39%, 03/16/36 5,012 4,975,226
Series 2015-103, Class B, 6.89%, 01/20/40 2,903 3,034,672
Series 2015-187, Class C, 5.37%, 03/20/41 6,113 6,232,133
30,353,400
Interest Only Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 43 2,632
Series 4533, Class JI, 5.00%, 12/15/45 .. 373 70,082
Series 5159, Class KI, 3.00%, 11/25/51 .. 775 106,782
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,303 184,344
Series 5176, Class QI, 3.00%, 12/25/51 . 701 107,190
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 1.83%, 10/15/42
(c)
.. 938 101,878
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 1.71%, 07/25/49 ... 2,018 248,485
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 1.56%, 12/25/49 ... 1,347 135,505
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 66 9,093
Series 2014-68, Class YI, 4.50%, 11/25/44 75 15,888
Series 2015-74, Class IA, 6.00%, 10/25/45 2,132 508,873
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-77, 6.00%, 10/25/45 ...... USD 2,560 $ 544,402
Series 2017-68, Class IE, 4.50%, 09/25/47 1,805 307,483
Series 2020-32, 4.00%, 05/25/50 ...... 1,022 195,571
Series 2020-32, Class PI, 4.00%, 05/25/50 1,017 194,507
Series 2021-23, Class CI, 3.50%, 07/25/46 867 147,747
Series 2021-41, 3.50%, 07/25/51 ...... 1,666 282,591
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 1.86%, 09/25/45 ... 3,694 247,091
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 1.71%, 09/25/46 ... 533 37,579
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 1.71%, 05/25/39 ... 673 45,879
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 1.76%, 09/25/47
(c)
.. 687 78,216
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 1.71%, 03/25/49 ... 2,830 270,502
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 1.66%, 06/25/49 ... 2,368 230,029
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 1.71%, 07/25/49 ... 1,183 112,517
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 262 48,445
Series 2017-144, Class DI, 4.50%, 09/20/47 192 35,419
Series 2019-42, Class AI, 4.00%, 01/20/46 5,594 947,281
Series 2020-115, Class IM, 3.50%, 08/20/50 1,250 178,817
Series 2020-146, Class DI, 2.50%, 10/20/50 1,671 215,672
Series 2020-149, Class IA, 2.50%, 10/20/50 15,706 2,160,051
Series 2020-151, Class MI, 2.50%, 10/20/50 19,142 2,475,585
Series 2020-162, Class TI, 2.50%, 10/20/50 2,999 382,876
Series 2020-175, Class DI, 2.50%, 11/20/50 589 73,497
Series 2020-185, Class MI, 2.50%, 12/20/50 2,131 287,990
Series 2021-104, Class IH, 3.00%, 06/20/51 1,278 202,115
Series 2021-149, Class KI, 3.00%, 08/20/51 2,091 337,725
Series 2021-159, Class IH, 3.00%, 09/20/51 8,639 1,172,255
Series 2022-127, Class IA, 3.50%, 03/20/52 7,174 1,249,320
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
1.85%, 07/20/47
(a)
................ 1,175 128,270
14,080,184
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.52%, 01/25/30 . 7,298 605,134
Series K110, Class X1, 1.70%, 04/25/30 . 650 59,267
Series K116, Class X1, 1.43%, 07/25/30 . 1,125 90,608
Series K119, Class X1, 0.93%, 09/25/30 . 1,789 96,704
Series K120, Class X1, 1.04%, 10/25/30 . 9,113 546,250
Series K122, Class X1, 0.88%, 11/25/30 . 2,766 143,746
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58 .......... 2,653 355,253
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ...... 11,262 273,843
Series 2016-151, 0.85%, 06/16/58 ..... 6,935 251,536
Series 2017-61, 0.75%, 05/16/59 ...... 1,700 65,079
2,487,420
Mortgage-Backed Securities — 118.1%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 .......... 544 505,804

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/26 - 09/01/26 .......... USD 13 $ 12,540
4.00%, 06/01/25 - 05/01/26 .......... 53 52,220
5.00%, 05/01/35 - 12/01/38 .......... 46 46,852
5.65%, 05/01/37 - 12/01/37 .......... 729 735,944
5.75%, 08/01/37 - 04/01/38 .......... 930 940,054
7.50%, 03/01/27 ................. —
(d)
35
Federal National Mortgage Association
3.50%, 11/01/46 ................. 743 683,385
4.45%, 03/01/36 - 06/01/36 .......... 404 396,359
4.94%, 01/01/35 - 05/01/35 .......... 155 152,811
5.00%, 04/01/36 ................. 86 84,686
5.20%, 08/01/34 - 09/01/34 .......... 185 182,614
5.25%, 08/01/37 - 09/01/37 .......... 466 456,181
5.54%, 01/01/35 ................. 63 62,885
5.75%, 04/01/37 ................. 272 264,806
5.80%, 07/01/34 ................. 41 40,683
5.94%, 09/01/34 ................. 63 62,879
6.50%, 09/01/28 - 02/01/31 .......... 669 678,398
Government National Mortgage Association
2.00%, 08/20/50 - 10/20/51 .......... 30,129 25,004,961
2.00%, 11/20/50
(e)
................ 45,028 37,996,099
2.00%, 01/15/53
(b)
................ 34 28,855
2.50%, 11/20/40 - 11/20/51 .......... 61,515 53,351,776
2.50%, 06/20/50 - 08/20/50
(f)
......... 51,876 45,254,082
3.00%, 05/15/42 - 10/20/51 .......... 40,771 36,532,181
3.00%, 02/20/51
(f)
................ 26,968 24,234,631
3.00%, 01/15/53
(b)
................ 20,223 18,001,753
3.50%, 04/15/41 - 09/20/51 .......... 45,998 42,835,212
3.50%, 03/20/50
(f)
................ 20,384 19,035,650
4.00%, 10/20/41 - 05/20/51 .......... 22,756 21,882,871
4.00%, 01/15/53
(b)
................ 5,027 4,756,023
4.50%, 12/15/34 - 05/20/50 .......... 11,577 11,422,340
4.50%, 01/15/53
(b)
................ 5,700 5,528,501
5.00%, 09/15/28 - 05/20/50 .......... 9,757 9,914,749
5.00%, 01/15/53
(b)
................ 3,100 3,071,261
5.50%, 03/15/32 - 12/15/34 .......... 4,265 4,457,581
5.64%, 04/15/37 - 06/15/37 .......... 1,137 1,168,654
5.65%, 05/20/37 - 10/20/37 .......... 468 472,842
5.75%, 08/20/37 - 12/20/37 .......... 303 304,956
5.80%, 11/15/36 - 03/15/37 .......... 1,154 1,179,619
6.00%, 03/20/28 - 01/15/39 .......... 5,930 6,188,404
6.50%, 09/20/27 - 10/20/40 .......... 1,877 1,920,338
7.00%, 03/20/24 - 05/20/27 .......... 5 5,364
7.50%, 10/20/25 ................. 1 692
8.00%, 03/15/23 - 05/15/30 .......... 9 9,082
8.50%, 10/15/24 - 02/15/25 .......... 6 5,811
Uniform Mortgage-Backed Securities
2.00%, 01/25/53
(b)
................ 793 645,074
2.50%, 01/25/38
(b)
................ 154 140,891
3.00%, 03/01/43 - 06/01/44 .......... 3,655 3,325,442
3.00%, 01/25/53
(b)
................ 1,600 1,403,791
3.50%, 01/25/38 - 01/25/53
(b)
......... 1,896 1,808,859
3.50%, 03/01/43 - 08/01/43 .......... 857 802,155
4.00%, 01/01/45 ................. 1,657 1,591,205
4.00%, 01/25/53
(b)
................ 400 375,064
5.00%, 07/01/34 - 07/01/35 .......... 790 807,253
5.25%, 07/01/37 - 08/01/37 .......... 348 351,173
5.50%, 12/01/32 - 04/01/35 .......... 89 90,230
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50%, 08/01/35 ................. USD 474 $ 486,984
391,751,545
Total U.S. Government Sponsored Agency Securities — 132.3%
(Cost: $486,930,015) ............................. 438,672,549
Total Long-Term Investments — 132.6%
(Cost: $487,969,289) ............................. 439,648,652
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(g)(h)
................. 1,670,035 1,670,035
Total Money Market Funds — 0.5%
(Cost: $1,670,035) .............................. 1,670,035
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills , 4.29%, 04/04/23
(i)
..... 724 716,187
Total U.S. Treasury Obligations — 0.2%
(Cost: $716,070) ................................ 716,187
Total Short-Term Securities — 0.7%
(Cost: $2,386,105) .............................. 2,386,222
Total Investments Before Options Written and TBA Sale
Commitments — 133.3%
(Cost: $490,355,394 ) ............................. 442,034,874
Total Options Written — (0.3)%
(Premium Received — $(975,624)) ................... (1,096,919)
TBA Sale Commitments
(b)
Mortgage-Backed Securities — (10.6)%
Government National Mortgage Association
2.50% ,  01/15/53 ................. (14,896) (12,905,433)
3.50% ,  01/15/53 ................. (12,824) (11,780,715)
5.00% ,  01/15/53 ................. (3,100) (3,071,260)
Uniform Mortgage-Backed Securities
3.00% ,  01/25/53 ................. (5,624) (4,934,325)
3.50% ,  01/25/53 - 02/25/53 .......... (464) (421,495)
4.00% ,  01/25/53 - 02/25/53 .......... (2,042) (1,914,733)
Total TBA Sale Commitments — (10.6)%
(Proceeds: $(35,342,162)) ......................... (35,027,961)
Total Investments Net of Options Written and TBA Sale
Commitments — 122.4%
(Cost: $454,037,608 ) ............................. 405,909,994
Liabilities in Excess of Other Assets — (22.4)% ........... (74,314,104)
Net Assets — 100.0% ..............................
$ 331,595,890
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Represents or includes a TBA transaction.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Rounds to less than 1,000.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,533,765 $ 136,270
(a)
$ — $ — $ — $ 1,670,035 1,670,035 $ 23,988 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Cantor Fitzgerald & Co. .. 4.35% 11/18/22 01/23/23   $ 23,759,447 $ 23,877,155
U.S. Government Sponsored
Agency Securities 31-90 Days
Cantor Fitzgerald & Co. .. 4.35 11/18/22 01/23/23   8,090,555 8,130,637
U.S. Government Sponsored
Agency Securities 31-90 Days
Cantor Fitzgerald & Co. .. 4.35 11/18/22 01/23/23   18,719,818 18,812,559
U.S. Government Sponsored
Agency Securities 31-90 Days
Cantor Fitzgerald & Co. .. 4.35 11/18/22 01/23/23   23,246,554 23,361,722
U.S. Government Sponsored
Agency Securities 31-90 Days
$ 73,816,374 $ 74,182,073

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
3 Month SOFR ........................................................... 5 03/14/23 $ 1,194 $ 2,864
U.S. Treasury 10 Year Note ................................................... 93 03/22/23 10,429 119,761
U.S. Treasury 10 Year Ultra Note ............................................... 40 03/22/23 4,716 54,128
U.S. Treasury Long Bond .................................................... 12 03/22/23 1,496 6,626
U.S. Treasury Ultra Bond .................................................... 12 03/22/23 1,602 9,354
U.S. Treasury 2 Year Note .................................................... 20 03/31/23 4,100 5,290
U.S. Treasury 5 Year Note .................................................... 242 03/31/23 26,094 20,775
3 Month SOFR ........................................................... 5 06/20/23 1,188 1,054
3 Month SOFR ........................................................... 5 09/19/23 1,188 1,992
3 Month SOFR ........................................................... 5 12/19/23 1,190 1,304
$ 223,148
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 % USD 3,000 $ (922)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 3,000 (46,119)
10-Year Interest Rate Swap
(a)
3.03% Semi-Annual 1 day SOFR Annual Barclays Bank plc 12/14/23 3.03 USD 5,300 (131,548)
(178,589)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,000 (358,461)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.75% Semi-Annual Barclays Bank plc 04/11/23 4.75 USD 14,400 (33,586)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 3,000 (139,548)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 12,800 (89,022)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.03% Semi-Annual Barclays Bank plc 12/14/23 3.03 USD 5,300 (297,713)
(918,330)
$ (1,096,919)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.13% Annual 1 day SOFR Annual 06/14/24 USD 6,900 $ 141,981 $ — $ 141,981
3.58% Annual 1 day SOFR Annual 09/13/24 USD 6,700 112,442 — 112,442
3.63% Annual 1 day SOFR Annual 09/13/24 USD 4,100 64,873 — 64,873
4.16% Annual 1 day SOFR Annual 09/23/24 USD 9,700 58,492 — 58,492
4.32% Annual 1 day SOFR Annual 09/27/24 USD 9,600 28,945 — 28,945
1 day SOFR Annual 3.66% Annual 10/17/24 USD 11,500 (182,916) — (182,916)
1 day SOFR Annual 3.45% Annual 11/08/24 USD 13,800 (277,032) — (277,032)
1 day SOFR Annual 3.75% Annual 11/21/24 USD 14,600 (207,852) — (207,852)
1 day SOFR Annual 4.17% Annual 12/15/24 USD 15,500 (91,885) — (91,885)
4.22% Annual 1 day SOFR Annual 12/15/24 USD 5,500 26,904 — 26,904
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 179 19,684 — 19,684
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (19,855) — (19,855)

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.56% Quarterly 1 day EFFR Quarterly 10/21/30 USD 41 $ 8,500 $ — $ 8,500
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (8,626) — (8,626)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 2,700 296,661 — 296,661
1 day SOFR Annual 3.64% Annual 09/28/32 USD 2,400 15,234 4,743 10,491
$ (14,450) $ 4,743 $ (19,193)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day EFFR ......................................... Effective Federal Funds Rate 4.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 976,103 $ — $ 976,103
U.S. Government Sponsored Agency Securities .................... — 438,389,188 283,361 438,672,549
Short-Term Securities
Money Market Funds ...................................... 1,670,035 — — 1,670,035
U.S. Treasury Obligations ................................... — 716,187 — 716,187
Liabilities
Investments
TBA Sale Commitments .................................... — (35,027,961) — (35,027,961)
$ 1,670,035 $ 405,053,517 $ 283,361 $ 407,006,913

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 223,148 $ 768,973 $ — $ 992,121
Liabilities
Interest rate contracts ....................................... — (1,885,085) — (1,885,085)
$ 223,148 $ (1,116,112) $ — $ (892,964)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $74,182,073 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of September 30, 2022 .................................................................................... $ 4,709,456 $ 4,709,456
Transfers into Level 3
(a)
................................................................................................. 293,386 293,386
Transfers out of Level 3
(b)
................................................................................................ (4,709,456) (4,709,456)
Accrued discounts/premiums .............................................................................................. (640) (640)
Net realized gain ..................................................................................................... — —
Net change in unrealized depreciation
(c)
....................................................................................... (10,517) (10,517)
Purchases .......................................................................................................... 1,132 1,132
Sales ............................................................................................................. — —
Closing balance, as of December 31, 2022 .....................................................................................
$ 283,361 $ 283,361
Net change in unrealized depreciation on investments still held at December 31, 2022
(c)
........................................................
$ (10,517) $ (10,517)
(a)
As of September 30, 2022, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)